Long-Term Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-Term Debt

16. Long-Term Debt

	December 31 2018 $	December 31 2017 $

Notes payable	76.8	60.8
Revolving credit facilities	528.6	209.9
Term loan	308.8	458.5
Finance lease obligations	19.5	10.4

	933.7	739.6
Less current portion	48.5	198.2

Long-term portion	885.2	541.4

Notes payable

Notes payable consists primarily of notes payable for acquisitions (note 7). The weighted average rate of interest on the notes payable at December 31, 2018, was 3.16% (2017 – 3.46%). Notes payable may be supported by promissory notes and are due at various times from 2019 to 2021. The aggregate maturity value of the notes at December 31, 2018, was $78.2 (2017 – $61.9). At December 31, 2018, $23.2 (US$17.0) (2017 – $57.4 (US$45.7)) of the notes’ carrying amount was payable in US funds and $32.9 was payable in other foreign currencies.

Revolving credit facilities and term loan

On June 27, 2018, the Company amended its syndicated senior credit facilities (Credit Facilities) which, subsequent to the amendment, consist of a senior revolving credit facility in the maximum amount of $800.0 and senior term loans of $310.0 in two tranches. The amendment changed certain terms and conditions, including making all the facilities unsecured and extending the maturity date of its revolving credit facility by five years and Tranches B and C of its term loans by four years and five years respectively. Additional funds can be accessed subject to approval and under the same terms and conditions. As a result of the amendment, access to these additional funds increased from $200.0 to $400.0. The amendment was accounted for as a debt modification and a gain of $1.4 was recognized. The revolving credit facility expires on June 27, 2023. The revolving credit facility and the term loans may be repaid from time to time at the option of the Company. The facility is available for future acquisitions, working capital needs, and general corporate purposes. Tranches B and C of the term loan were drawn in Canadian funds of $150.0 (due on June 27, 2022) and $160.0 (due on June 27, 2023), respectively. Before the amendment, a third tranche (Tranche A) was drawn in Canadian funds for $150.0 and repaid on May 6, 2018.

The Credit Facilities may be drawn in Canadian dollars as either a prime rate loan or a bankers’ acceptance; in US dollars as either a US base rate or a LIBOR advance; or, in the case of the revolving credit facility, in sterling or euros as a LIBOR advance; and by way of letters of credit. Depending on the form under which the credit facilities are accessed, rates of interest vary between Canadian prime, US base rate, and LIBOR or bankers’ acceptance rates, plus specified basis points. The specified basis points vary, depending on the Company’s leverage ratio (a non-IFRS measure). The Credit Facilities contain restrictive covenants (note 25).

At December 31, 2018, $13.6 (US$10.0) of the revolving credit facility was payable in US funds and $515.0 was payable in Canadian funds. At December 31, 2017, $106.9 (US$85.0) of the revolving credit facility was payable in US funds and $103.0 was payable in Canadian funds. At December 31, 2018 and 2017, the entire term loan was payable in Canadian funds. The average interest rate applicable at December 31, 2018, for the Credit Facilities was 4.53% (2017 – 3.20%).

The funds available under the revolving credit facility are reduced by any outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2018, the Company had issued outstanding letters of credit that expire at various dates before January 2020, are payable in various currencies, and total $48.0 (2017 – $51.8). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2018, $223.4 (2017 – $538.3) was available in the revolving credit facility for future activities.

At December 31, 2018, $23.8 (2017 – $4.3) in additional letters of credit outside of the Company’s revolving credit facility was issued and outstanding. These were issued in various currencies. Of these letters of credit, $14.7 (2017 – $4.3) expire at various dates before January 2020, and $9.1 (2017 – nil) have open ended terms.

Surety facilities

As part of the normal course of operations, the Company has surety facilities, primarily related to Construction Services, to accommodate the issuance of bonds for certain types of project work. At December 31, 2018, the Company issued bonds under these surety facilities: $3.5 (2017 – $0.2) in Canadian funds, $791.4 (US$580.2) (2017 – $587.1(US$467.0)) in US funds, and $4.7 (2017 – $1.0) in other foreign currencies. These bonds expire at various dates before July 2024. In accordance with the sale agreement for Construction Services, the purchaser will make reasonable efforts to arrange for the Company’s release from bonds related to construction services as soon as practicable. The purchaser has indemnified the Company for any obligations that may arise from these bonds.

Finance lease obligations

The Company has finance leases for software and for automotive and office equipment. At December 31, 2018, finance lease obligations included finance leases bearing interest at rates ranging from 1.40% to 5.25% (2017 – 1.4% to 5.25%). These finance leases expire at various dates before October 2021.

Future minimum lease payments under finance leases and the present value of the net minimum lease payments are as follows:

	December 31	December 31
	2018	2017
	$	$

Within one year	10.0	7.4
After one year but not more than five years	9.8	3.1

Total minimum lease payments	19.8	10.5
Less amounts representing finance charges	0.3	0.1

Present value of minimum lease payments	19.5	10.4